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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number 811-8979

                    The Victory Variable Insurance Funds
              (Exact name of registrant as specified in charter)

                    3435 Stelzer Road Columbus, OH      43219
             (Address of principal executive offices) (Zip code)

       BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 12/31/03

Date of reporting period: 12/31/03


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


December 31, 2003

Annual Report

The Victory Variable Insurance Funds

Investment Quality Bond Fund
Diversified Stock Fund
Small Company Opportunity Fund

The Victory Variable
Insurance Funds
LOGO (R)

                              Table of Contents

Portfolio Commentaries                                              2

Financial Statements
Schedules of Investments                                            5
Statements of Assets and Liabilities                               10
Statements of Operations                                           11
Statements of Changes in Net Assets                                12
Financial Highlights                                               13

Notes to Financial Statements                                      16

Report of Independent Auditors                                     19


Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to The Victory Variable Insurance Funds. The Victory Variable Insurance Funds are distributed by BISYS Fund Services Limited Partnership, which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.

                               NOT FDIC INSURED
Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp Bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


The Victory Variable
Insurance Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Portfolio Commentaries


Investment Quality Bond Fund


Objective

The Fund seeks to provide a high level of income.

Strategy

The Fund pursues its investment objective by investing primarily in investment-grade bonds issued by corporations and the U.S. government and its agencies or instrumentalities. "Investment grade" obligations are rated within the top four rating categories by an NRSRO.(1) In making investment decisions, the Adviser may consider economic factors such as corporate balance sheet strength/stability and consumer credit trends as well as bond-specific factors such as cash flow predictability and relative liquidity.

Commentary

Investors' risk appetite returned to the financial markets in 2003 after a two-year hiatus. Investments in stocks, particularly a few that appeared at death's door, had an outstanding year. In bonds, high yield, also known as junk bonds, continue to parallel the fortunes of equity market. Quality bond portfolios, which were the stars in the tumultuous financial markets of 2001 and 2002, offered only a modest return in 2003.

The Fund with a 57% representation in government agency notes and bonds and an additional 34% in U.S. Treasury securities reflects the attributes of a high credit quality bond portfolio. Given this quality bias, the past year's performance merely treaded water, for the fiscal period ended December 31, 2003 the Fund returned 0.87% versus its benchmark, the Leman Aggregate,(2) which returned 4.11% for the same time period. This followed a three-year period (1999-2002) in which the Fund had an annualized rate of return of 8.89% providing real growth and insulation against both stock and low quality bond market declines.

In the coming year, with the uncertainties posed by both the presidential election and Federal Reserve open market policy, a volatile financial market is a plausible expectation. In this less certain scenario a high quality bond portfolio offers needed diversification against higher risk/reward opportunities.

Today's fixed income environment is characterized by interest rates climbing sharply as bond maturities lengthen (steep yield curve). This increased yield advantage provides some defensive insulation against a gradual rise in short-term interest rates. In addition, government mortgage backed bonds offer opportunities should home refinancings slow. Our expectation for corporate bonds is less thematic instead focusing on issue specific opportunities in 2004.


Investment Quality Bond Fund
(Dollars in thousands)

                   Investment Quality Bond    Lehman Aggregate

6/30/99                     10000                   10000
7/31/99                     10030                   9958
8/31/99                     10020                   9953
9/30/99                     10102                   10069
10/31/99                    10092                   10106
11/30/99                    10072                   10105
12/31/99                    10021                   10056
1/31/2000                   10000                   10023
2/29/2000                   10133                   10144
3/31/2000                   10274                   10278
4/30/2000                   10233                   10248
5/31/2000                   10212                   10243
6/30/2000                   10403                   10456
7/31/2000                   10487                   10552
8/31/2000                   10624                   10705
9/30/2000                   10687                   10772
10/31/2000                  10740                   10843
11/30/2000                  10911                   11021
12/31/2000                  11125                   11226
1/31/2001                   11255                   11409
2/28/2001                   11353                   11508
3/31/2001                   11414                   11566
4/30/2001                   11315                   11517
5/31/2001                   11348                   11586
6/30/2001                   11385                   11630
7/31/2001                   11619                   11891
8/31/2001                   11742                   12027
9/30/2001                   11899                   12167
10/31/2001                  12147                   12421
11/30/2001                  11937                   12250
12/31/2001                  11847                   12171
1/31/2002                   11915                   12270
2/28/2002                   12007                   12389
3/31/2002                   11809                   12183
4/30/2002                   12017                   12420
5/31/2002                   12087                   12525
6/30/2002                   12215                   12634
7/31/2002                   12437                   12787
8/31/2002                   12659                   13003
9/30/2002                   12905                   13214
10/31/2002                  12810                   13153
11/30/2002                  12716                   13149
12/31/2002                  12936                   13421
1/31/2003                   12898                   13433
2/28/2003                   13058                   13619
3/31/2003                   13018                   13608
4/30/2003                   13043                   13721
5/31/2003                   13279                   13976
6/30/2003                   13218                   13948
7/31/2003                   12807                   13480
8/31/2003                   12831                   13568
9/30/2003                   13145                   13928
10/31/2003                  12969                   13799
11/30/2003                  12977                   13832
12/31/2003                  13047                   13973

Graph reflects investment growth of a $10,000 investment.

Past performance is not predictive of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                                           Average Annual Total Return
                                             As of December 31, 2003

INCEPTION DATE                                       7/1/99
One Year                                              0.87%
Three Year                                            5.46%
Since Inception                                       6.09%


(1) An NRSRO is a nationally recognized statistical rating organization that assigns credit ratings to securities based on the borrower's ability to meet its obligations to make principal and interest payments.

(2) The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is an unmanaged index, generally representative of longer-term (greater than 1 year), investment-grade fixed income securities. A investor cannot invest directly in an index.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions. Total returns for more than one year are average annual total returns.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain more current performance information, please visit the Victory Funds website at VictoryConnect.com.

Index returns do not include broker commissions, sales charges, or other fees or expenses, which reduce returns. It is not possible to invest directly in an index.

Fund holdings and investment policies are subject to change.

Portfolio Commentaries


Diversified Stock Fund


Objective

The Fund seeks to provide long-term growth of capital.

Strategy

The Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks traded on US exchanges and issued by large, established companies. The portfolio manager seeks to invest in both growth and value securities.

   Growth stocks are stocks of companies that the portfolio manager believes will experience earnings growth.

   Value stocks are stocks that the portfolio manager believes are intrinsically worth more than their market value.

In making investment decisions, the portfolio manager may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer's underlying assets and expected future relative earnings growth. The portfolio manager will pursue investments that provide above average dividend yield or potential for appreciation.

Commentary

The Fund was well positioned for the market rally and outperformed its Standard & Poor's 500 Stock Index(1) benchmark by a wide margin, returning 34.97% versus 28.69% for the fiscal period ended December 31, 2003.

All sectors posted positive returns in fiscal 2003. Performance was led by sectors leveraged to an economic recovery including Basic Industry, Capital Goods, and Technology. The Fund emphasized these sectors throughout the year, and benefited from their market leadership. In addition, better stock selection in seven out of the eight sectors contributed positively to performance. Within Consumer Staples, the Fund favored biotech companies such as Amgen and Genentech over large pharmaceutical companies, which suffered from a multitude of fundamental and political challenges. Retail holdings such as Tiffany, Home Depot and Staples also performed very well throughout the year, adding nicely to the Fund's return. Technology was the best performing sector in the fiscal year, led by a 78% appreciation in the electronics industry. The Fund was overweight in Electronics, and holdings within this industry, such as Intel and LSI Logic, appreciated greater than the Index. Late in fiscal 2003, it was announced that FleetBoston Financial, a top Fund holding, was to be acquired at a substantial premium, further benefiting returns for the year. Underperforming holdings include Duke Energy Corp. and Transocean Inc.


Diversified Stock Fund
(Dollars in thousands)

                   Diversified Stock     S&P 500

6/30/99                 10000             10000
7/31/99                 9730              9688
8/31/99                 9600              9639
9/30/99                 9163              9375
10/31/99                9434              9968
11/30/99                9735              10171
12/31/99                10121             10770
1/31/2000               9850              10229
2/29/2000               9669              10035
3/31/2000               10482             11017
4/30/2000               9939              10686
5/31/2000               9858              10466
6/30/2000               9882              10724
7/31/2000               9822              10557
8/31/2000               10518             11213
9/30/2000               10076             10621
10/31/2000              10410             10576
11/30/2000              9681              9742
12/31/2000              10006             9789
1/31/2001               10685             10137
2/28/2001               10168             9213
3/31/2001               9660              8629
4/30/2001               10462             9299
5/31/2001               10705             9362
6/30/2001               10389             9134
7/31/2001               10460             9044
8/31/2001               9789              8478
9/30/2001               8884              7793
10/31/2001              9211              7942
11/30/2001              10017             8551
12/31/2001              10037             8626
1/31/2002               9986              8500
2/28/2002               9956              8336
3/31/2002               10127             8650
4/30/2002               9636              8125
5/31/2002               9432              8066
6/30/2002               8685              7491
7/31/2002               7928              6907
8/31/2002               7918              6952
9/30/2002               7020              6197
10/31/2002              7604              6742
11/30/2002              8363              7139
12/31/2002              7684              6720
1/31/2003               7489              6544
2/28/2003               7427              6445
3/31/2003               7327              6508
4/30/2003               8078              7044
5/31/2003               8675              7415
6/30/2003               8738              7510
7/31/2003               8995              7643
8/31/2003               9231              7792
9/30/2003               8998              7709
10/31/2003              9554              8146
11/30/2003              9625              8217
12/31/2003              10370             8648

Graph reflects investment growth of a $10,000 investment.

Past performance is not predictive of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                                          Average Annual Total Return
                                            As of December 31, 2003

INCEPTION DATE                                       7/1/99
One Year                                             34.97%
Three Year                                            1.20%
Since Inception                                       0.81%


(1) The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the Index and includes reinvestment of dividends. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions. Total returns for more than one year are average annual total returns.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain more current performance information, please visit the Victory Funds website at VictoryConnect.com.

Fund holdings and investment policies are subject to change.

Portfolio Commentaries


Small Company Opportunity Fund


Objective

The Fund seeks to provide capital appreciation.

Strategy

The Fund invests primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio. In making investment decisions, the portfolio manager considers, among other things, the following characteristics: the rate and consistency of earnings growth and revenue growth, prospects for rising earnings, price-to-book ratio and price-to-earnings ratios, market capitalization, debt level and trading liquidity. The portfolio manager primarily relies on a quantitative model that examines the characteristics described above, among others, to select securities. Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure.

Commentary

The Fund returned 30.70% for the fiscal year versus 47.25% for the Russell 2000 Index.(1) The under-performance experienced by the Fund versus the benchmark clearly emanated from our stock selection methodology. As a matter of policy, we generally avoid high valuation, low dollar price and non-earning companies. In fact, our philosophy of stock selection seeks to identify companies that are financially healthy, with improving fundamentals and attractive valuations. Unfortunately, Index returns were primarily driven by companies with very small capitalizations, below $5 stock prices and no earnings. Since we do not buy the type of stocks that were performing the best, the Fund did not fully participate in the rally.

The Fund's performance was helped by sector selection. Throughout the year, the Fund was positioned for an economic recovery with either over-weighted or equal-weighted positions in the best performing sectors such as Technology, Health Care and Capital Goods. Conversely the Fund was under-weighted in lagging sectors such as Consumer Staples and Utilities.


Small Company Opportunity Fund
(Dollars in thousands)

                Small Company Opportunity   Russell 2000

6/30/99                   10000                10000
7/31/99                   9720                 9726
8/31/99                   9300                 9366
9/30/99                   9082                 9368
10/31/99                  9122                 9406
11/30/99                  9433                 9967
12/31/99                  9957                 11096
1/31/2000                 9263                 10917
2/29/2000                 9423                 12720
3/31/2000                 10326                11882
4/30/2000                 10407                11167
5/31/2000                 10236                10516
6/30/2000                 10770                11433
7/31/2000                 10801                11064
8/31/2000                 11789                11909
9/30/2000                 11560                11559
10/31/2000                11389                11043
11/30/2000                10783                9909
12/31/2000                12045                10760
1/31/2001                 12125                11320
2/28/2001                 11377                10578
3/31/2001                 10848                10060
4/30/2001                 11394                10847
5/31/2001                 11607                11114
6/30/2001                 12120                11497
7/31/2001                 11917                10875
8/31/2001                 11340                10524
9/30/2001                 10231                9108
10/31/2001                10454                9640
11/30/2001                10778                10387
12/31/2001                11296                11028
1/31/2002                 11317                10913
2/28/2002                 11307                10614
3/31/2002                 12155                11467
4/30/2002                 12834                11572
5/31/2002                 12479                11058
6/30/2002                 12122                10510
7/31/2002                 10904                8922
8/31/2002                 10985                8899
9/30/2002                 10144                8260
10/31/2002                10438                8525
11/30/2002                10896                9286
12/31/2002                10715                8769
1/31/2003                 10278                8526
2/28/2003                 10115                8268
3/31/2003                 10200                8375
4/30/2003                 11136                9169
5/31/2003                 11695                10153
6/30/2003                 11990                10337
7/31/2003                 12314                10984
8/31/2003                 12680                11487
9/30/2003                 12427                11275
10/31/2003                13158                12222
11/30/2003                13606                12656
12/31/2003                14002                12913

Graph reflects investment growth of a $10,000 investment.

Past performance is not predictive of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                                          Average Annual Total Return
                                            As of December 31, 2003

INCEPTION DATE                                       7/1/99
One Year                                             30.70%
Three Year                                            5.15%
Since Inception                                       7.76%


(1) The Russell 2000 Index is an unmanaged Index that measures the performance of the 2000 smallest companies of the Russell 3000 that represent approximately 10% of the total market capitalization of the Russell 3000. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions. Total returns for more than one year are average annual total returns.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain more current performance information, please visit the Victory Funds website at VictoryConnect.com.

Fund holdings and investment policies are subject to change.

THE VICTORY VARIABLE INSURANCE FUNDS               Schedules of Investments
Investment Quality Bond Fund                              December 31, 2003
(Amounts in Thousands)

                                           Principal
Security Description                         Amount       Value

Commercial Paper (7.5%)

Prudential Funding,
   0.92%, 1/2/04                              $157      $  157

Total Commercial Paper (Cost $157)                         157


U.S. Government Agencies (57.2%)

Federal Farm Credit Bank (4.9%):
3.88%, 2/1/05                                  100         103

Federal Home Loan Bank (21.2%):
2.50%, 3/15/06                                 175         175
2.75%, 3/14/08                                 175         172
2.63%, 7/15/08                                 100          97

                                                           444

Federal Home Loan
   Mortgage Corp. (10.8%):
5.00%, 1/15/04                                  25          25
7.00%, 3/15/10                                  80          93
5.75%, 1/15/12                                 100         109

                                                           227

Federal National Mortgage
   Association (9.9%):
7.00%, 7/15/05                                  70          76
7.25%, 1/15/10                                  19          22
6.00%, 5/15/11                                 100         111

                                                           209

Tennessee Valley Authority (10.4%):
6.38%, 6/15/05                                 105         112
5.63%, 1/18/11                                 100         108

                                                           220

Total U.S. Government Agencies (Cost $1,168)             1,203


                                           Principal
Security Description                         Amount       Value

U.S. Government Mortgage Backed (0.3%)

Federal Home Loan
   Mortgage Corp. (0.1%):
7.00%, 7/1/29                                 $  3      $    3

Federal National Mortgage
   Association (0.2%):
10.50%, 1/1/09                                   3           4

Total U.S. Government Mortgage Backed (Cost $6)              7

U.S. Treasury Obligations (34.0%)

U.S. Treasury Bonds (15.0%):
7.50%, 11/15/16                                 27          34
8.75%, 8/15/20                                  36          51
8.00%, 11/15/21                                 20          27
5.38%, 2/15/31                                 195         204

                                                           316

U.S. Treasury Notes (19.0%):
5.88%, 11/15/04                                 85          88
5.75%, 11/15/05                                 25          27
7.00%, 7/15/06                                  60          67
3.50%, 11/15/06                                 12          12
6.00%, 8/15/09                                  37          42
4.88%, 2/15/12                                 155         165

                                                           401

Total U.S. Treasury Obligations (Cost $673)                717

Total Investments (Cost $2,004) (a) -- 99.0%             2,084

Other assets in excess of liabilities -- 1.0%               22

NET ASSETS -- 100.0%                                    $2,106


              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS             Schedules of Investments
Diversified Stock Fund                                  December 31, 2003
(Amounts in Thousands, Except Shares)

                                           Shares or
                                           Principal
Security Description                         Amount       Value

Commercial Paper (0.7%)

Prudential Funding,
   0.92%, 1/2/04                           $   157     $   157

Total Commercial Paper (Cost $157)                         157

Common Stocks (99.6%)

Aerospace/Defense (7.8%):
Boeing Co.                                  20,000         842
Honeywell International, Inc.               16,200         542
Northrop Grumman Corp.                       3,700         354

                                                         1,738

Aluminum (3.4%):
Alcoa, Inc.                                 20,012         760

Banks (5.3%):
Mellon Financial Corp.                      12,400         398
PNC Financial Services Group, Inc.          14,400         788

                                                         1,186

Beverages (2.3%):
Anheuser-Busch Cos., Inc.                    4,100         216
Coca-Cola Co.                                5,700         289

                                                           505

Chemicals -- General (1.2%):
Air Products & Chemicals, Inc.               4,900         259

Computers & Peripherals (5.3%):
Dell Computer Corp. (b)                      6,500         221
International Business Machines Corp.        9,500         880
Unisys Corp. (b)                             5,600          83

                                                         1,184

Consulting Services (0.7%):
BearingPoint, Inc. (b)                      15,200         153

Cosmetics & Toiletries (1.9%):
Kimberly-Clark Corp.                         7,000         414

Electrical Equipment (1.9%):
Emerson Electric Co.                         6,600         427

Electronic & Electrical -- General (4.4%):
General Electric Co.                        31,300         970

Entertainment (3.2%):
Walt Disney Co.                             30,100         702

Environmental Control (1.4%):
Waste Management, Inc.                      10,400         308

Financial Services (2.8%):
Citigroup, Inc.                              8,800         427
MBNA Corp.                                   8,000         199

                                                           626

Food Distributors, Supermarkets
   & Wholesalers (1.3%):
Kroger Co. (b)                              15,500         287

Food Processing & Packaging (1.7%):
Sara Lee Corp.                              17,000         369


Security Description                        Shares       Value

Forest Products --
   Lumber & Paper (1.8%):
International Paper Co.                      9,400     $   405

Health Care (2.3%):
Medtronic, Inc.                             10,400         506

Insurance -- Multi-Line (4.8%):
American International Group, Inc.          11,624         770
XL Capital Ltd.                              3,700         287

                                                         1,057

Manufacturing -- Miscellaneous (1.0%):
3M Co.                                       1,300         110
Pentair, Inc.                                2,295         105

                                                           215

Media (5.1%):
Time Warner, Inc. (b)                       39,800         716
Viacom, Inc., Class B                        9,200         408

                                                         1,124

Office Equipment & Supplies (0.5%):
Staples, Inc. (b)                            4,100         112

Oil & Gas Exploration,
   Production & Services (3.2%):
Transocean, Inc. (b)                        17,737         425
Unocal Corp.                                 7,700         284

                                                           709

Oil-Integrated Companies (3.5%):
BP PLC, ADR                                 15,900         785

Oilfield Services & Equipment (3.9%):
Halliburton Co.                             14,600         380
Schlumberger Ltd.                            8,700         476

                                                           856

Pharmaceuticals (9.2%):
Abbott Laboratories                          2,925         136
Bristol-Myers Squibb Co.                    24,800         710
Johnson & Johnson                           10,900         563
Merck & Co., Inc.                            6,100         282
Wyeth                                        9,000         382

                                                         2,073

Pipelines (1.0%):
El Paso Corp.                               27,200         223

Radio & Television (1.8%):
Comcast Corp.,
   Class A Special Shares (b)               12,100         398

Railroads (1.4%):
Norfolk Southern Corp.                      13,400         317

Retail -- Specialty Stores (0.8%):
Tiffany & Co.                                3,700         167

Semiconductors (1.5%):
Intel Corp.                                 10,100         325


              See notes to schedules of investments and notes to
                            financial statements.

Diversified Stock Fund                                     December 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                        Shares       Value

Software & Computer Services (9.6%):
Automatic Data Processing, Inc.             14,700     $   582
BMC Software, Inc. (b)                      24,800         463
First Data Corp.                            10,400         427
Microsoft Corp.                             25,000         690

                                                         2,162

Telecommunications -- Cellular (1.7%):
Vodafone Group PLC, ADR                     14,700         368

Utilities -- Electric (1.9%):
American Electric Power Co.                 10,200         311
Duke Energy Corp.                            5,700         117

                                                           428

Total Common Stocks (Cost $19,337)                      22,118

Total Investments (Cost $19,494) (a) -- 100.3%          22,275

Liabilities in excess of other assets -- (0.3)%           (60)

NET ASSETS -- 100.0%                                   $22,215


              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS             Schedules of Investments
Small Company Opportunity Fund                          December 31, 2003
(Amounts in Thousands, Except Shares)

                                            Shares or
                                            Principal
Security Description                         Amount       Value

Commercial Paper (0.8%)

Prudential Funding,
   0.92%, 1/2/04                            $   30      $   30

Total Commercial Paper (Cost $30)                           30

Common Stocks (97.7%)

Aerospace/Defense Equipment (1.6%):
Teledyne Technologies, Inc. (b)              2,200          41
Triumph Group, Inc. (b)                        550          20

                                                            61

Apparel (2.3%):
AnnTaylor Stores Corp. (b)                     700          27
Phillips-Van Heusen Corp.                    1,400          25
Warnaco Group, Inc. (b)                      2,100          34

                                                            86

Apparel & Footwear (1.1%):
Timberland Co. (b)                             804          42

Automotive (1.2%):
Oshkosh Truck Corp.                            900          46

Automotive Parts (0.7%):
BorgWarner, Inc.                               325          28

Banks (7.3%):
Chemical Financial Corp.                     1,245          45
Chittenden Corp.                             1,531          51
Community First Bankshares, Inc.             1,100          32
Mercantile Bankshares Corp.                    825          38
R&G Financial Corp.                          1,400          55
UMB Financial Corp.                          1,000          48

                                                           269

Biotechnology (0.1%):
Genencor International, Inc. (b)               251           4

Building Materials (3.6%):
ABM Industries, Inc.                         2,500          44
Ameron International Corp.                   1,200          42
Genlyte Group, Inc. (b)                        850          49

                                                           135

Chemicals (1.9%):
Albemarle Corp.                                600          18
Arch Chemicals, Inc.                           835          21
Quaker Chemical Corp.                        1,000          31

                                                            70

Commercial Services (0.6%):
PRG-Schultz International, Inc. (b)          4,500          22

Computers & Peripherals (2.7%):
Avocent Corp. (b)                              850          31
Imation Corp.                                  900          32
Systems & Computer
   Technology Corp. (b)                      2,377          39

                                                           102
Construction (0.5%):
Granite Construction, Inc.                     800          19

Consulting Services (1.7%):
Maximus, Inc. (b)                            1,650          65


Security Description                         Shares       Value

Consumer Products (1.0%):
American Greetings Corp., Class A (b)        1,774      $   39

Distribution/Wholesale (2.1%):
United Stationers, Inc. (b)                    850          35
Watsco, Inc.                                 1,950          44

                                                            79

Electronics (2.3%):
Methode Electronics, Inc., Class A           3,612          44
Stoneridge, Inc. (b)                         1,100          17
Technitrol, Inc. (b)                         1,200          25

                                                            86

Entertainment (1.6%):
Argosy Gaming Co. (b)                        2,300          60

Food Distributors, Supermarkets
   & Wholesalers (1.0%):
Pathmark Stores, Inc. (b)                      712           5
Ruddick Corp.                                1,900          34

                                                            39

Food Processing & Packaging (1.2%):
J & J Snack Foods Corp. (b)                    950          36
M & F Worldwide Corp. (b)                      432           6
Ralcorp Holdings, Inc. (b)                     127           4

                                                            46

Forest Products --
   Lumber & Paper (1.3%):
Chesapeake Corp.                             1,800          48

Health Care (1.9%):
Coventry Health Care, Inc. (b)                 491          32
Sunrise Senior Living, Inc. (b)              1,025          39

                                                            71

Heavy Machinery (2.3%):
Joy Global, Inc.                             1,900          49
Manitowoc Co., Inc.                            600          19
Terex Corp. (b)                                700          20

                                                            88

Home Building (0.9%):
Meritage Corp. (b)                             500          33

Instruments -- Scientific (1.7%):
Analogic Corp.                                 800          33
Varian, Inc. (b)                               700          29

                                                            62

Insurance (5.9%):
Alfa Corp.                                   3,200          41
Commerce Group, Inc.                           800          32
Delphi Financial Group, Inc.                 1,575          56
State Auto Financial Corp.                   1,770          41
Triad Guaranty, Inc. (b)                       751          38
Universal American Financial Corp. (b)       1,108          11

                                                           219

Machine -- Diversified (2.6%):
Briggs & Stratton Corp.                        700          47
Gardner Denver, Inc. (b)                     2,100          50

                                                            97


              See notes to schedules of investments and notes to
                            financial statements.

Small Company Opportunity Fund                             December 31, 2003
(Amounts in Thousands, Except Shares)

Security Description                        Shares       Value

Manufacturing -- Miscellaneous (3.2%):
Acuity Brands, Inc.                          1,500      $   39
Griffon Corp. (b)                            1,835          37
Matthews International Corp.                 1,514          45

                                                           121

Media (2.9%):
Liberty Corp.                                1,225          55
Media General, Inc., Class A                   800          52

                                                           107

Medical Equipment & Supplies (2.5%):
Haemonetics Corp. (b)                        2,300          55
IDEXX Laboratories, Inc. (b)                   800          37

                                                            92

Metals -- Fabrication (3.9%):
CIRCOR International, Inc.                   2,500          61
Kaydon Corp.                                 1,700          44
Quanex Corp.                                   900          41

                                                           146

Networking Products (1.0%):
Anixter International, Inc. (b)              1,500          39

Office Equipment & Supplies (3.9%):
Global Imaging Systems, Inc. (b)             1,900          60
John H. Harland Co.                          1,900          52
New England Business Service, Inc.           1,150          34

                                                           146

Oil & Gas Exploration,
   Production & Services (4.6%):
Cabot Oil & Gas Corp.                        1,100          32
Denbury Resources, Inc. (b)                  1,900          26
Nuevo Energy Co. (b)                         1,200          29
Oceaneering International, Inc. (b)          1,300          37
Patina Oil & Gas Corp.                         377          18
Stone Energy Corp. (b)                         700          30

                                                           172

Oil Marketing & Refining (0.4%):
Holly Corp.                                    579          16

Pharmaceuticals (1.2%):
Perrigo Co.                                  2,800          44

Real Estate Investment Trusts (5.1%):
Brandywine Realty Trust                      1,300          34
CBL & Associates Properties, Inc.              600          34
LaSalle Hotel Properties                     1,000          19
LTC Properties, Inc.                         1,400          21
National Health Investors, Inc.                800          20
Parkway Properties, Inc.                       800          33
PS Business Parks, Inc.                        701          29

                                                           190

Reinsurance (1.8%):
Max Re Capital Ltd.                            900          20
Odyssey Re Holdings Corp.                    1,300          29
Pxre Group Ltd.                                800          19

                                                            68

Retail -- Department Stores (0.8%):
Stage Stores, Inc. (b)                       1,100          31


Security Description                         Shares       Value

Retail -- Specialty Stores (0.7%):
Zale Corp. (b)                                 500      $   27

Rubber & Rubber Products (1.1%):
Bandag, Inc.                                 1,000          41

Savings & Loans (2.1%):
ITLA Capital Corp. (b)                         700          35
PFF Bancorp, Inc.                            1,190          43

                                                            78

Semiconductors (0.9%):
DSP Group, Inc. (b)                          1,300          32

Software & Computer Services (2.7%):
BARRA, Inc.                                    900          32
Inter-Tel, Inc.                              1,800          45
TALX Corp.                                   1,129          26

                                                           103

Telecommunications (0.9%):
Commonwealth Telephone
   Enterprises, Inc. (b)                       900          34

Telecommunications -- Equipment (0.8%):
Tollgrade Communications, Inc. (b)           1,700          30

Trucking & Leasing (1.9%):
Landstar System, Inc. (b)                    1,100          42
SCS Transportation, Inc. (b)                 1,700          30

                                                            72

Utilities -- Electric (1.7%):
Black Hills Corp.                            1,037          31
Cleco Corp.                                  1,800          32

                                                            63

Utilities -- Natural Gas (2.5%):
AGL Resources, Inc.                          1,200          35
Energen Corp.                                1,450          59

                                                            94

Total Common Stocks (Cost $2,854)                        3,662

Total Investments (Cost $2,884) -- 98.5%                 3,692

Other assets in excess of liabilities -- 1.5%               58

NET ASSETS -- 100.0%                                    $3,750


Notes to Schedules of Investments

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 1% of net assets and is therefore considered substantially the same.

                            Gross        Gross         Net
                         Unrealized   Unrealized   Unrealized
                        Appreciation Depreciation Appreciation

Investment Quality
  Bond Fund                 $   80       $  --       $   80
Diversified Stock Fund       3,146        (365)       2,781
Small Company
  Opportunity Fund             850         (42)         808

(b) Non-income producing securities.

ADR -- American Depositary Receipt


              See notes to schedules of investments and notes to
                            financial statements.


                                         Statements of Assets and Liabilities
The Victory Variable Insurance Funds                        December 31, 2003
(Amounts in Thousands, Except Per Share Amounts)

                                                                         Investment           Diversified          Small Company
                                                                          Quality               Stock               Opportunity
                                                                         Bond Fund              Fund                   Fund

ASSETS:
Investments, at value (Cost $2,004; $19,494 & $2,884, respectively)       $2,084                $22,275                $3,692
Cash                                                                          50                     50                    50
Interest and dividends receivable                                             26                     37                     4
Receivable from brokers for investments sold                                 156                     39                    29
Receivable from affiliates                                                     5                      8                     4

         Total Assets                                                      2,321                 22,409                 3,779

LIABILITIES:
Payable to brokers for investments purchased                                 209                    148                    21
Accrued expenses and other payables
     Investment advisor fees                                                  --                      5                    --
     Custodian fees                                                            1                      3                     1
     Contract owner servicing fees                                             3                     26                     5
     12b-1 fees                                                                1                      4                     1
     Other                                                                     1                      8                     1

         Total Liabilities                                                   215                    194                    29

NET ASSETS:
Capital                                                                    2,036                 22,036                 2,821
Net unrealized appreciation from investments                                  80                  2,781                   808
Accumulated net realized gains (losses)
   from investment transactions                                              (10)                (2,602)                  121

         Net Assets                                                       $2,106                $22,215                $3,750

Outstanding units of beneficial interest (shares)                            205                  2,208                   272
Net asset value
     Offering and redemption price per share                              $10.28                $ 10.06                $13.77



                      See notes to financial statements.

                                                     Statements of Operations
The Victory Variable Insurance Funds     For the Year Ended December 31, 2003
(Amounts in Thousands)

                                                                       Investment            Diversified            Small Company
                                                                         Quality                Stock                Opportunity
                                                                        Bond Fund               Fund                    Fund

Investment Income:
Interest income                                                           $ 88                 $    6                    $  1
Dividend income                                                             --                    340                      40

     Total Income                                                           88                    346                      41

Expenses:
Investment advisory fees                                                     4                     56                      10
Administration fees                                                          1                      9                       2
Contract owner servicing fees                                                4                     37                       6
12b-1 fees                                                                   4                     34                       6
Accounting fees                                                             37                     42                      40
Custodian fees                                                               9                     25                      17
Legal and audit fees                                                        11                     54                       9
Trustees' fees and expenses                                                  5                     46                       8
Printing and other fees                                                      2                     14                       3

     Total Expenses                                                         77                    317                     101

Expenses reduced by adviser                                                 (4)                    --                     (10)

     Expenses before reimbursement from administrator                       73                    317                      91
     Expenses reimbursed by administrator                                  (37)                   (37)                    (43)

     Net Expenses                                                           36                    280                      48

Net Investment Income (Loss)                                                52                     66                      (7)

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions                             16                    674                     181
Net change in unrealized appreciation/depreciation of investments          (49)                 5,033                     715

Net realized/unrealized gains (losses) from investment transactions        (33)                 5,707                     896

Change in net assets resulting from operations                            $ 19                 $5,773                    $889



                      See notes to financial statements.


The Victory Variable Insurance Funds       Statements of Changes in Net Assets
(Amounts in Thousands)

                                                 Investment                     Diversified                  Small Company
                                                   Quality                         Stock                      Opportunity
                                                  Bond Fund                        Fund                          Fund

                                            Year            Year           Year           Year            Year           Year
                                            Ended           Ended          Ended          Ended           Ended          Ended
                                        December 31,    December 31,   December 31,   December 31,    December 31,   December 31,
                                            2003            2002           2003           2002            2003           2002

Operations:
     Net investment income (loss)           $   52         $   73         $    66        $   108         $   (7)        $    8
     Net realized gains (losses)
       from investment transactions             16             52             674         (2,680)           181             31
     Net change in unrealized
       appreciation/depreciation
       of investments                          (49)            72           5,033         (2,699)           715           (203)

Change in net assets resulting
   from operations                              19            197           5,773         (5,271)           889           (164)

Distributions to Shareholders:
     From net investment income                (63)           (90)            (67)          (108)            (1)            (7)
     From net realized gains from
       investment transactions                  (1)           (73)             --             --             --             --

Change in net assets from
   distributions to shareholders               (64)          (163)            (67)          (108)            (1)            (7)

Capital Transactions:
     Proceeds from shares issued                36             37             966          4,267            228            537
     Dividends reinvested                       64            163              67            108              1              7
     Cost of shares redeemed                  (192)          (318)         (1,330)        (2,621)          (154)          (311)

Change in net assets from
   capital transactions                        (92)          (118)           (297)         1,754             75            233

Change in net assets                          (137)           (84)          5,409         (3,625)           963             62

Net Assets:
     Beginning of period                     2,243          2,327          16,806         20,431          2,787          2,725

     End of period                          $2,106         $2,243         $22,215        $16,806         $3,750         $2,787

Share Transactions:
     Issued                                      3              3             115            475             21             48
     Reinvested                                  6             16               8             14             --<F1>          1
     Redeemed                                  (18)           (30)           (161)          (322)           (14)           (29)

Change in Shares                                (9)           (11)            (38)           167              7             20

Accumulated undistributed
   net investment income                    $   --         $   --         $    --        $    --         $   --         $    1


<F1> Rounds to less than 1,000.



                      See notes to financial statements.


The Victory Variable Insurance Funds                    Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                                            Investment Quality Bond Fund

                                                     Year            Year            Year            Year         Six Months
                                                     Ended           Ended           Ended           Ended           Ended
                                                  December 31,    December 31,    December 31,    December 31,    December 31,
                                                     2003            2002            2001            2000           1999<F2>

Net Asset Value, Beginning of Period                 $10.49          $10.34          $10.24          $ 9.80          $10.00

Investment Activities
     Net investment income                             0.24            0.35            0.49            0.59            0.24
     Net realized and unrealized gains
       (losses) on investments                        (0.15)           0.58            0.16            0.46           (0.22)

         Total from Investment Activities              0.09            0.93            0.65            1.05            0.02

Distributions
     Net investment income                            (0.29)          (0.42)          (0.49)          (0.61)          (0.22)
     Net realized gains                               (0.01)          (0.36)          (0.06)             --              --

         Total Distributions                          (0.30)          (0.78)          (0.55)          (0.61)          (0.22)

Net Asset Value, End of Period                       $10.28          $10.49          $10.34          $10.24          $ 9.80

Total Return                                           0.87%           9.20%           6.49%          11.02%           0.21%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                    $2,106          $2,243          $2,327          $2,269          $1,729
Ratio of expenses to average net assets <F4>           1.60%           1.29%           1.00%           0.64%           0.60%<F5>
Ratio of net investment income
   to average net assets <F4>                          2.34%           3.24%           4.65%           6.09%           5.41%<F5>
Ratio of expenses to average net assets<F1>            3.45%           2.94%           3.27%           5.38%           8.90%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>                    0.49%           1.59%           2.38%           1.35%          (2.89)%<F5>
Portfolio turnover                                       43%             39%             72%            288%            191%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Not annualized.

<F4> The adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses of the Fund at a maximum of 1.60%.

<F5> Annualized.




                      See notes to financial statements.


The Victory Variable Insurance Funds                 Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                                           Diversified Stock Fund

                                                    Year            Year            Year            Year         Six Months
                                                    Ended           Ended           Ended           Ended           Ended
                                                 December 31,    December 31,    December 31,    December 31,    December 31,
                                                    2003            2002            2001            2000           1999<F2>

Net Asset Value, Beginning of Period               $  7.48         $  9.83         $  9.87         $ 10.07          $10.00

Investment Activities
     Net investment income                            0.03            0.05            0.04            0.09            0.05
     Net realized and unrealized gains
       (losses) on investments                        2.58           (2.35)          (0.01)          (0.20)           0.07

         Total from Investment Activities             2.61           (2.30)           0.03           (0.11)           0.12

Distributions
     Net investment income                           (0.03)          (0.05)          (0.04)          (0.09)          (0.05)
     Net realized gains                                 --              --           (0.03)             --              --

         Total Distributions                         (0.03)          (0.05)          (0.07)          (0.09)          (0.05)

Net Asset Value, End of Period                     $ 10.06         $  7.48         $  9.83         $  9.87          $10.07

Total Return                                         34.97%         (23.44)%          0.32%          (1.14)%          1.21%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                  $22,215         $16,806         $20,431         $12,866          $4,001
Ratio of expenses to average net assets <F4>          1.50%           1.06%           1.00%           0.79%           0.78%<F5>
Ratio of net investment income
   to average net assets <F4>                         0.35%           0.57%           0.43%           0.98%           1.30%<F5>
Ratio of expenses to average net assets<F1>           1.70%           1.38%           1.64%           2.76%           6.98%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>                   0.15%           0.25%          (0.21)%         (0.99)%         (4.90)%<F5>
Portfolio turnover                                      97%             86%             62%             50%             10%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Not annualized.

<F4> The adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses of the Fund at a maximum of 1.50%.

<F5> Annualized.




                      See notes to financial statements.


The Victory Variable Insurance Funds                  Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                                     Small Company Opportunity Fund

                                                    Year            Year            Year            Year         Six Months
                                                    Ended           Ended           Ended           Ended           Ended
                                                  December 31,    December 31,    December 31,    December 31,    December 31,
                                                    2003            2002            2001            2000           1999<F2>

Net Asset Value, Beginning of Period                 $10.54          $11.14          $11.91          $ 9.90          $10.00

Investment Activities
     Net investment income (loss)                     (0.02)           0.03            0.03            0.06            0.03
     Net realized and unrealized gains
       (losses) on investments                         3.25           (0.60)          (0.77)           2.01           (0.08)

         Total from Investment Activities              3.23           (0.57)          (0.74)           2.07           (0.05)

Distributions
     Net investment income                               --<F3>       (0.03)          (0.03)          (0.06)          (0.03)
     Return of capital                                   --              --              --              --           (0.02)

         Total Distributions                             --<F3>       (0.03)          (0.03)          (0.06)          (0.05)

Net Asset Value, End of Period                       $13.77          $10.54          $11.14          $11.91          $ 9.90

Total Return                                          30.70%          (5.15)%         (6.21)%         20.97%          (0.43)%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                    $3,750          $2,787          $2,725          $2,336          $1,369
Ratio of expenses to average net assets <F5>           1.50%           1.19%           0.99%           0.77%           0.75%<F6>
Ratio of net investment income (loss)
   to average net assets <F5>                         (0.21)%          0.27%           0.27%           0.59%           0.72%<F6>
Ratio of expenses to average net assets<F1>            3.17%           3.05%           3.50%           5.02%           9.63%<F6>
Ratio of net investment loss
   to average net assets<F1>                          (1.88)%         (1.59)%         (2.24)%         (3.66)%         (8.16)%<F6>
Portfolio turnover                                       55%             57%             47%             34%              9%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> The adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses of the Fund at a maximum of 1.50%.

<F6> Annualized.




                      See notes to financial statements.

                                               Notes to Financial Statements
The Victory Variable Insurance Funds                       December 31, 2003


1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of three active funds: the Investment Quality Bond Fund, the Diversified Stock Fund and the Small Company Opportunity Fund (collectively, the "Funds"). The Investment Quality Bond Fund is no longer offering additional shares except that existing contract owners may reinvest dividends and distributions for additional shares of the Fund. Each of these Funds offers a single class of shares: Class A Shares.

     The Investment Quality Bond Fund seeks to provide a high level of income. The Diversified Stock Fund seeks to provide long-term growth of capital. The Small Company Opportunity Fund seeks to provide capital appreciation.


2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reasonable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million, at a maximum rate of 5.00% of any single fund's net assets. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders, to the extent they exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.


                                  Continued

The Victory Variable Insurance Funds                       December 31, 2003


     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.


3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2003 were as follows (amounts in thousands):



                                                Purchases          Sales           Purchases          Sales
                                             (excluding U.S.  (excluding U.S.       of U.S.          of U.S.
                                               Government)      Government)       Government       Government

     Investment Quality Bond Fund                    --           $    21          $   843           $   904
     Diversified Stock Fund                     $17,946            17,481               --                --
     Small Company Opportunity Fund               1,761             1,690               --                --



4.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.20% of the average daily net assets of the Investment Quality Bond Fund and 0.30% of the average daily net assets of the Diversified Stock Fund and the Small Company Opportunity Fund. Key Bank National Association, serving as custodian for the Funds, receives custodian fees of 0.018% of each Fund's average daily net assets in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services, Inc. (the "Administrator"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator to the Funds. Certain officers of the Funds are affiliated with BISYS and the Adviser. Such officers receive no direct payments or fees from the Funds for serving as officers.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to a Sub-Administration Agreement, the Administrator, and not the Trust, pays the Adviser a fee of up to 0.03% of each Fund's average daily net assets to perform some of the administrative duties of the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves the Funds as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

     Pursuant to the Trust's 12b-1 Plan, the Distributor receives as compensation a monthly service fee, at an annual rate of up to 0.25% of the average daily net assets of each Fund. The service fee is paid by the Distributor to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     The Trust adopted a Trustee Deferred Compensation Plan ("The Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee.


                                  Continued

The Victory Variable Insurance Funds                       December 31, 2003


5.   Federal Income Tax Information

     The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows (amounts in thousands):


                                                    Dividends Paid From

                                              Ordinary        Net Long-Term         Total
                                               Income         Capital Gains    Dividends Paid

     Investment Quality Bond Fund                $63               $1               $64
     Diversified Stock Fund                       67               --                67
     Small Company Opportunity Fund                1               --                 1


     The tax character of distributions paid during the fiscal year ended December 31, 2002 was as follows (amounts in thousands):


                                                   Dividends Paid From

                                             Ordinary        Net Long-Term         Total
                                              Income         Capital Gains    Dividends Paid

     Investment Quality Bond Fund               $122             $41               $163
     Diversified Stock Fund                      108              --                108
     Small Company Opportunity Fund                7              --                  7


     As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):


                                                                             Accumulated                            Total
                                           Undistributed    Undistributed     Capital         Unrealized         Accumulated
                                             Ordinary         Long-Term       and Other      Appreciation/        Earnings/
                                              Income        Capital Gains      Losses       (Depreciation)<F1>    (Deficit)

     Investment Quality Bond Fund              $--             $  --           $    --         $   70               $ 70
     Diversified Stock Fund                     --                --            (2,502)         2,681                179
     Small Company Opportunity Fund             --              $121                --            808                929


<F1> The differences between the book-basis unrealized appreciation
     (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.



     As of December 31, 2003, the following Fund has net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

                                          Expiration Year

                                      2009            2010            Total

     Diversified Stock Fund           $172           $2,330          $2,502

     For the taxable year ended December 31, 2003, the following percentage of income dividends paid by each Fund qualify for the dividends received deduction available to corporations (unaudited):

                                                        Percentage

     Diversified Stock Fund                                100%
     Small Company Opportunity Fund                        100%

                       REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
   The Victory Variable Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Investment Quality Bond Fund, Diversified Stock Fund, and Small Company Opportunity Fund (three portfolios constituting The Victory Variable Insurance Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, OH
February 11, 2004

              OTHER INFORMATION REGARDING TRUSTEES (UNAUDITED):

     Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:



                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund Complex
Name, Age and Address,       Position(s) Held                                                Overseen       Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years     By Trustee     Held By Trustee

Independent Trustees

Nigel D. T. Andrews, 56      Trustee            Retired (since 2001); Managing Director         3           Great Lakes Chemical
c/o The Victory Portfolios                      (2000-2001), Internet Capital Group                         Corporation
3435 Stelzer Road                               (venture capital); Executive Vice President,
Columbus, OH 43219                              (1993-2000), GE Capital (financial services).
8/02-Present


Frankie D. Hughes, 50        Trustee            Principal and Chief Investment Officer          3           None
c/o The Victory Portfolios                      (since 1993), Hughes Capital Management,
3435 Stelzer Road                               Inc. (fixed income asset management).
Columbus, OH 43219
3/00-Present

Lyn Hutton, 53               Trustee            Executive Vice President and Chief              3           Chittenden
c/o The Victory Portfolios                      Investment Officer, The Commonfund for                      Corporation
3435 Stelzer Road                               Nonprofit Organizations (since January
Columbus, OH 43219                              2003); Vice President and Chief Financial
3/02-Present                                    Officer, John D. & Catherine T. MacArthur
                                                Foundation (grant making) (June 1998-
                                                December 2002); Vice President and
                                                Treasurer (1990-1998), Dartmouth College.

Eugene J. McDonald, 71       Trustee            Principal and Chief Investment Officer,         3           Flag Funds Complex;
c/o The Victory Portfolios                      Quellos Private Capital Markets LLC                         (26 portfolios);
3435 Stelzer Road                               (private investment firm); Executive                        National Commerce
Columbus, OH 43219                              Vice President, Office of Investment                        Financial Corp.;
12/97-Present                                   Counsel, Duke University; President and                     Red Hat, Inc.; Incara
                                                CEO (1990-2000), Duke Management                            Pharmaceuticals
                                                Company.                                                    Corporation

Dr. Thomas F Morrissey, 70   Trustee            Professor, Weatherhead School of                3           None
c/o The Victory Portfolios                      Management, Case Western Reserve
3435 Stelzer Road                               University.
Columbus, OH 43219
11/94-Present

Karen F. Shepherd, 63        Trustee            Member (since 1996), Shepherd                   3           None
c/o The Victory Portfolios                      Properties, LC and Vincent Shepherd
3435 Stelzer Road                               Investments, LC (real estate investments);
Columbus, OH 43219                              U.S. Executive Director (1996-2002),
8/02-Present                                    European Bank for Reconstruction &
                                                Development; Director, Majority Council
                                                (since 2002), Emily's List (political action
                                                committee).

Frank A. Weil, 72            Trustee            Chairman (since 1984), Abacus &                 3           None
c/o The Victory Portfolios                      Associates, Inc. (private investment firm).
3435 Stelzer Road
Columbus, OH 43219
12/97-Present



                                  Continued



                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund Complex
Name, Age and Address,       Position(s) Held                                                Overseen       Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years     By Trustee     Held By Trustee

Leigh A. Wilson, 58          Trustee            Founder, Chairman and Chief Executive           3           Orbitex Life
c/o The Victory Portfolios                      Officer (since 1989), New Century Care,                     Sciences &
3435 Stelzer Road                               Inc. (formerly known as Glenleigh                           Biotechnology
Columbus, OH 43219                              International Limited) (merchant bank);                     Fund Inc.
11/94-Present                                   Chief Executive Officer (since 2001), The
                                                Kenning Institute (developer of health
                                                programs); Director (since 1981), Chimney
                                                Rock Vineyard and Chimney Rock Winery.

Interested Trustees<F1>

Roger Noall, 68              Chairman           Retired (since 2000), Executive                 3           Alleghany
c/o The Victory Portfolios   and Trustee        (1997-2000), Senior Executive Vice                          Corporation;
3435 Stelzer Road                               President and Chief Administrative                          Elite Information
Columbus, OH 43219                              Officer (1994-1996), Secretary (1995-                       Group, Inc.;
12/97-Present                                   1996), KeyCorp.                                             Inktomi Corporation


Donald E. Weston, 68         Trustee            Retired (since March 2000); Chairman            3           None
c/o The Victory Portfolios                      (1998-2000), Gradison McDonald
3435 Stelzer Road                               Investments, a division of McDonald
Columbus, OH 43219                              Investments, Inc.; Chairman (1991-1998),
3/00-Present                                    Gradison Division of McDonald & Company
                                                Securities, Inc. and Director, McDonald &
                                                Company Investments, Inc.


<F1> Mr. Noall and Mr. Weston are "interested persons" of the Trust by reason of their prior relationships with KeyCorp or its affiliates.



              OTHER INFORMATION REGARDING OFFICERS (UNAUDITED):

The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:



Name, Age and Address               Position(s)
Time Served with the Trust          Held with the Trust             Principal Occupation During Past 5 Years

Jay G. Baris, 49                    Assistant Secretary             Partner, Kramer Levin Naftalis & Frankel LLP; Assistant
c/o The Victory Portfolios                                          Secretary of The Victory Variable Insurance Funds; Director,
3435 Stelzer Road                                                   First Investors Life Insurance Company.
Columbus, OH 43219
12/97-Present

Kathleen A. Dennis, 49              President                       Senior Managing Director, Victory Capital Management, Inc.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Lisa Hurley, 48                     Vice President                  Since May 1998, Senior Vice President and General Counsel
c/o The Victory Portfolios                                          of BISYS Fund Services; General Counsel of Moore Capital
3435 Stelzer Road                                                   Management, Inc. from May 1996 to May 1998; Senior Vice
Columbus, OH 43219                                                  President & General Counsel of Northstar Investment
2/00-Present                                                        Management Corporation form October 1993 to May 1996.

Cynthia Lee Lindsey, 45             Secretary                       Since October 2002, Director of Client Services for BISYS;
c/o The Victory Portfolios                                          from November 1997 to October 2002, Director of Securities
3435 Stelzer Road                                                   Lending, Sales Development, Director of Client Services and
Columbus, OH 43219                                                  Director of Financial Administration and Business Planning.
12/02-Present

Irimga McKay, 43                    Assistant Secretary             Since November 1998, Senior Vice President, Client Services
c/o The Victory Portfolios                                          of BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219

Alaina Metz, 36                     Assistant Secretary             Since June 1995, Chief Administrative Office of BISYS Fund
c/o The Victory Portfolios                                          Services; Supervisor of Alliance Capital Management for
3435 Stelzer Road                                                   more than five years prior to joining BISYS.
Columbus, OH 43219
12/96-Present

Adam S. Ness, 31                    Treasurer                       Since May 2003, Vice President, Financial Services,
c/o The Victory Portfolios                                          BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219
5/03-Present

William J. Tomko, 45                Assistant Treasurer             Group President, BISYS Investment Services; employee
c/o The Victory Portfolios                                          of BISYS Fund Services since 1986.
3435 Stelzer Road
Columbus, OH 43219
8/94-Present

Sue A. Walters, 53                  Assistant Vice President &      Director, Compliance Services (since September 1999) and
c/o The Victory Portfolios          Anti-Money Laundering           Senior Compliance Analyst (from July 1994 to September
3435 Stelzer Road                   Compliance Officer              1999), BISYS Fund Services.
Columbus, OH 43219
2/03-Present


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                                      23

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                                      24

The Victory Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219

                                                         PRSRT STD
                                                       U.S. POSTAGE
                                                           PAID
                                                       Cleveland, OH
                                                      Permit No. 1535

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
      o Up to the minute share prices
      o The latest fund news
      o Investment resources to help you become a better investor
      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.


The Victory Variable
Insurance Funds
LOGO (R)

Visit our web site at:
VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)

                                                                1AR-VVIF 2/04

Item 2. Code of Ethics.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

     (3)  If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Frank A. Weil and Dr.
     Thomas Morrissey. Mr. Weil and Dr. Morrissey are "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     2002  $29,700
     2003  $39,500

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2002  $4,500
     2003  $4,500

     Services were for security counts under Rule 17f-2.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2002  $9,480
     2003  $9,000

     Services were for tax compliance, tax advice and tax planning.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
     (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2002  $0
     2003  $0

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     The registrant's Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged for these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

     (2) Disclose the percentage of services described in each of paragraphs
     (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     There were no services performed under rule 2.01 (c)(7)(i)(C).

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     2002  $9,480
     2003  $39,785

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     The registrant's Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant's investment advisor (and the advisor's relevant affiliates), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
     Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

     Not applicable.


Item 6.   [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. Not applicable.


Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

     Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
     Schedule 14A (17 CFR 240.14a-101), or this Item.

     Only effective for reporting periods after January 1, 2004.


Item 10. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     The code of ethics that is the subject of the disclosure required by
     Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Victory Variable Insurance Funds

By (Signature and Title)*  /s/ Adam S. Ness
                           Adam S. Ness, Treasurer

Date March 10, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kathleen A. Dennis
                           Kathleen A. Dennis,
                           President

Date March 10, 2004

By (Signature and Title)*  /s/ Adam S. Ness
                           Adam S. Ness, Treasurer
Date March 10, 2004

* Print the name and title of each signing officer under his or her signature.